Stock Compensation (Details)	12 Months Ended
Jun. 30, 2014
Stock Compensation [Abstract]
Granted but not issued, Beginning balance, Shares	338,368
Issued
Granted	170,632
Cancelled	(170,632)
Reclassified to other liabilities	(338,368)
Granted but not issued, Ending balance, Shares